Loans Payable - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Apr. 30, 2017 CNY (¥)	Jun. 30, 2016 USD ($) Tranche	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Nov. 30, 2016 USD ($) Tranche
Debt Instrument [Line Items]
Short-term loans						¥ 3,000		¥ 2,618		$ 462
Weighted average interest rates for outstanding borrowings						4.30%		4.05%		4.30%	4.05%
Unused line of credit for short term loans						¥ 840		¥ 1,600		$ 129
iQIYI
Debt Instrument [Line Items]
Other receivables						35				5
Debt Collateral						548		562		84
Carrying amount of real estate used as collateral						548		562		84
Restricted cash						23				4	$ 139
Other loans [Member] | Minimum
Debt Instrument [Line Items]
Securities with maturities ranging									2019
Other loans [Member] | Maximum
Debt Instrument [Line Items]
Securities with maturities ranging									2020
Other loans [Member] | iQIYI
Debt Instrument [Line Items]
Repayments Of LongTermDebt	¥ 30	$ 5				371	$ 57	75
Outstanding borrowings from third party investors						498		898		76
Long-term loans						¥ 498				$ 76
Other loans [Member] | iQIYI | 2018 factored receivables
Debt Instrument [Line Items]
Effective interest rate									7.00%
Proceeds from issuance of debt securities									¥ 446
Other loans [Member] | iQIYI | 2019 factored receivables
Debt Instrument [Line Items]
Effective interest rate												5.97%
Accounts payable to certain suppliers selected for securitization												¥ 587
Proceeds from issuance of debt securities								500
Asset-backed Securities [Member] | Minimum
Debt Instrument [Line Items]
Expected guaranteed returns on securities						5.00%				5.00%
Asset-backed Securities [Member] | Maximum
Debt Instrument [Line Items]
Expected guaranteed returns on securities						5.50%				5.50%
Bank Of China Shanghai Branch | iQIYI
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan				¥ 299
Bank loan maturity period				3 years
Interest rate				4.47%
Repayments Of LongTermDebt						¥ 274	42	10
A Group Of 21 Arrangers
Debt Instrument [Line Items]
Bank loan maturity period					5 years
A Group Of 21 Arrangers | Unsecured Loan 1
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan | $					$ 1,000
Bank loan maturity period					5 years
Number of tranches issued and sold | Tranche					2
A Group Of 21 Arrangers | Unsecured Loan 2
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan | $					$ 1,000
Bank loan maturity period					5 years
Number of tranches issued and sold | Tranche													2
A Group Of 21 Arrangers | JPMorgan [Member]
Debt Instrument [Line Items]
Outstanding borrowings from third party investors						6,500		7,000		$ 1,000
A Group Of 21 Arrangers | Debt Instrument Tranche One | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan | $					$ 250
Interest rate					2.11%								2.78%
A Group Of 21 Arrangers | Debt Instrument Tranche Two | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan | $													$ 250
Interest rate					2.10%								2.78%
JP Morgan Chase Bank N A
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan			¥ 800
Bank loan maturity period			2 years
Amount borrowed under the commitment of a bank loan			¥ 448
Interest rate			3.55%
Repayments Of LongTermDebt						34	$ 5	¥ 3
JP Morgan Chase Bank N A | Held-to-maturity Securities
Debt Instrument [Line Items]
Debt Collateral						463				71	$ 71
Factoring Arrangements
Debt Instrument [Line Items]
Short-term loans						390				60
Factoring Arrangements | iQIYI
Debt Instrument [Line Items]
Structured payable arrangement amount						¥ 396				$ 61